Intangible Assets - DAC balance comprises the following gross and accumulated amortisation amounts (Details) - Shareholder-backed - Continuing and discontinued operations - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in deferred acquisition costs and intangible assets
Carrying amount	$ 14,239	$ 12,857
Insurance contracts
Movements in deferred acquisition costs and intangible assets
Carrying amount	14,206	12,758	$ 12,406
Investment contracts
Movements in deferred acquisition costs and intangible assets
Carrying amount	33	99	$ 85
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
Carrying amount	34	231
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
Carrying amount	$ (1)	$ (132)